Capital Structure Management	12 Months Ended
Dec. 31, 2025
Capital Structure Management
Capital Structure Management

Section E — Capital Structure, Financing, and Liquidity

This section describes how SAP manages its capital structure. Our capital management is based on a high equity ratio, modest financial leverage, a well-balanced maturity profile, and high debt capacity.

(E.1) Capital Structure Management

The primary objective of our capital structure management is to maintain a strong financial profile for investor, creditor, and customer confidence, and to support the growth of our business. We seek to maintain a capital structure that will allow us to continuously cover our funding requirements through the capital markets on reasonable terms and, in so doing, ensure a high level of independence, confidence, and financial flexibility.

SAP’s prime principle of financial risk management is to safeguard liquidity at a level to be able to meet all our financial obligations. To support this goal, SAP’s principal use of cash is focused on:

-	Capital expenditure
-	Quick repayment of financial debt
-	Acquisitions and venture activities
-	Payment of dividends
-	Share buybacks to return excess cash to shareholders

SAP SE’s long-term credit rating is “A1” by Moody’s (stable outlook) and “A+” by S&P Global Ratings (stable outlook).

	12/31/2025		12/31/2024
		% of		% of
		Total equity and		Total equity and
	€ millions	liabilities	€ millions	liabilities	∆ in %
/ Equity	45,073	64	45,806	62	-2
/ Current liabilities	17,416	25	19,082	26	-9
/ Non-current liabilities	7,873	11	9,349	13	-16
/ Liabilities	25,288	36	28,431	38	-11
Thereof financial debt	6,150	9	9,385	13	-34
Thereof lease liabilities	1,684	2	1,715	2	-2
/ Total equity and liabilities	70,362	100	74,237	100	-5

In September 2024, SAP drew a short-term loan of €1.25 billion to finance the acquisition of WalkMe, which was repaid in March 2025. In 2025, we also repaid €600 million in Eurobonds and US$300 million in U.S. bonds at maturity. Further, in December 2025, we repaid a total of €1 billion raised in 2024 via bilateral credit lines and early repaid US$100 million in U.S. private placements. The ratio of total nominal volume of financial debt to total equity and liabilities decreased 4pp.